Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Unused lines of credit	¥ 212,634
Yen Denominated zero coupon convertible bonds due 2015
Debt Disclosure [Line Items]
Due date	Sep. 18, 2015
Redemption price description	redeemable at 100% of face value
Issue date	Sep. 21, 2010
Redemption date	Sep. 18, 2015
Conversion price	¥ 10,626	¥ 10,626
Number of convertible shares	9,410,878
Description of call feature	if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.
Redemption price as percentage of principal amount	100.00%